Employee Benefit Plans (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Fair Value Measurements By Level [Line Items]
Total	$ 248,495	$ 228,393
Equity Funds [Member]
Fair Value Measurements By Level [Line Items]
Equity investments	62,003	58,511
Other types of investments	5,603	4,259
Government Bonds [Member]
Fair Value Measurements By Level [Line Items]
Fixed income investments	4,913	9,859
All Other Corporate Bonds [Member]
Fair Value Measurements By Level [Line Items]
Fixed income investments	155,389	152,332
Other Bonds [Member]
Fair Value Measurements By Level [Line Items]
Fixed income investments	1,437	457
U S Treasury Money Market Funds [Member]
Fair Value Measurements By Level [Line Items]
Fixed income investments	19,150	2,975
Fair Value, Inputs, Level 1 [Member]
Fair Value Measurements By Level [Line Items]
Total	28,693	15,738
Fair Value, Inputs, Level 1 [Member] | Equity Funds [Member]
Fair Value Measurements By Level [Line Items]
Equity investments	205
Other types of investments	5,603	4,259
Fair Value, Inputs, Level 1 [Member] | Government Bonds [Member]
Fair Value Measurements By Level [Line Items]
Fixed income investments	3,735	8,504
Fair Value, Inputs, Level 1 [Member] | All Other Corporate Bonds [Member]
Fair Value Measurements By Level [Line Items]
Fixed income investments		2,975
Fair Value, Inputs, Level 1 [Member] | U S Treasury Money Market Funds [Member]
Fair Value Measurements By Level [Line Items]
Fixed income investments	19,150
Significant Observable Inputs (Level 2)
Fair Value Measurements By Level [Line Items]
Total	219,802	212,655
Significant Observable Inputs (Level 2) | Equity Funds [Member]
Fair Value Measurements By Level [Line Items]
Equity investments	61,798	58,511
Significant Observable Inputs (Level 2) | Government Bonds [Member]
Fair Value Measurements By Level [Line Items]
Fixed income investments	1,178	1,355
Significant Observable Inputs (Level 2) | All Other Corporate Bonds [Member]
Fair Value Measurements By Level [Line Items]
Fixed income investments	155,389	152,332
Significant Observable Inputs (Level 2) | Other Bonds [Member]
Fair Value Measurements By Level [Line Items]
Fixed income investments	$ 1,437	$ 457